FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Assets:
Cash held in Trust Account	$ 3,253,605	$ 117,191,410
Recurring | Money Market Funds
Assets:
Cash held in Trust Account		117,191,410
Level 1 | Recurring | Money Market Funds
Assets:
Cash held in Trust Account		$ 117,191,410